Net Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2018
Net Financial Income and Costs
Schedule of net financial income and costs

	For the year ended December 31,
	2016	2017	2018
Financial income
Financial income	209	1,019	2,413

Total financial income	209	1,019	2,413

Financial costs
Amortization of deferred loan issuance costs	14,297	8,160	6,822
Interest expense on loans	44,882	55,974	58,548
Commitment fees	674	632	522
Other financial costs	394	356	395

Total financial costs	60,247	65,122	66,287